Commissions and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 145	€ 136	€ 294	€ 271
Commissions for assets under management	1,102	1,020	2,211	2,018
Commissions for other securities	162	141	286	245
Underwriting and advisory fees	449	441	915	924
Brokerage Fees	369	353	813	762
Commissions for local payments	362	355	720	718
Commissions for foreign commercial business	127	128	259	250
Commissions for foreign currency/exchange business	1	2	3	5
Commissions for loan processing and guarantees	342	333	690	662
Intermediary fees	111	114	219	226
Fees for sundry other customer services	322	210	668	445
Total commissions and fee income	3,492	3,233	7,077	6,526
Gross expense	(818)	(640)	(1,651)	(1,320)
Net Commissions and fee income	2,674	2,594	5,426	5,207
Corporate Bank [Member]
Major type of services: [Abstract]
Commissions for administration	60	53	116	105
Commissions for assets under management	6	5	12	9
Commissions for other securities	143	130	250	226
Underwriting and advisory fees	9	11	22	34
Brokerage Fees	6	5	12	12
Commissions for local payments	146	133	292	271
Commissions for foreign commercial business	129	124	256	240
Commissions for foreign currency/exchange business	0	1	1	3
Commissions for loan processing and guarantees	180	147	357	289
Intermediary fees	7	5	15	16
Fees for sundry other customer services	243	93	493	228
Total commissions and fee income	928	708	1,825	1,434
Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	13	12	33	29
Commissions for assets under management	0	0	0	0
Commissions for other securities	8	0	14	0
Underwriting and advisory fees	433	431	879	866
Brokerage Fees	84	80	160	159
Commissions for local payments	0	1	0	0
Commissions for foreign commercial business	3	8	13	15
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	91	124	194	235
Intermediary fees	1	0	1	0
Fees for sundry other customer services	37	62	82	111
Total commissions and fee income	669	718	1,377	1,415
Private Bank [Member]
Major type of services: [Abstract]
Commissions for administration	69	67	138	130
Commissions for assets under management	110	99	224	199
Commissions for other securities	10	10	21	18
Underwriting and advisory fees	1	1	3	4
Brokerage Fees	266	258	621	568
Commissions for local payments	216	222	428	446
Commissions for foreign commercial business	5	5	10	10
Commissions for foreign currency/exchange business	1	1	2	2
Commissions for loan processing and guarantees	69	61	137	139
Intermediary fees	102	106	196	203
Fees for sundry other customer services	19	24	41	43
Total commissions and fee income	869	854	1,821	1,763
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	4	4	8	7
Commissions for assets under management	986	917	1,975	1,809
Commissions for other securities	0	0	0	1
Underwriting and advisory fees	0	0	0	0
Brokerage Fees	13	9	19	22
Commissions for local payments	0	0	0	0
Commissions for foreign commercial business	0	0	0	0
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	0	0	0	0
Intermediary fees	0	0	0	0
Fees for sundry other customer services	23	30	50	58
Total commissions and fee income	1,026	960	2,052	1,897
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	0	0	(1)	0
Commissions for assets under management	0	0	0	0
Commissions for other securities	0	0	0	0
Underwriting and advisory fees	6	(2)	11	20
Brokerage Fees	0	0	1	1
Commissions for local payments	1	0	1	1
Commissions for foreign commercial business	(10)	(9)	(21)	(16)
Commissions for foreign currency/exchange business	0	0	0	0
Commissions for loan processing and guarantees	2	0	2	0
Intermediary fees	2	3	7	6
Fees for sundry other customer services	0	2	2	4
Total commissions and fee income	€ 1	€ (6)	€ 2	€ 17